As filed with the Securities and Exchange Commission on October 16, 2007
                                                     Registration No. 333-144248

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

     |_| Pre-Effective Amendment No.      |X| Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)

                               HSBC INVESTOR FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
               (Address of Principal Executive Offices) (Zip code)

                  Registrant's Telephone Number: 1-800-782-8183

                         Richard A. Fabietti, President
                                452 Fifth Avenue
                            New York, New York 10018
                     (Name and Address of Agent for Service)

                                    Copy to:

                              David J. Harris, Esq.
                                   Dechert LLP
                                1775 I Street, NW
                              Washington, DC 20006

It is proposed that this Registration Statement become effective immediately upon filing pursuant to paragraph(b) of Rule 485 under the Securities Act of 1933.

No filing fee is due because an indefinite number of shares has been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

The purpose of this filing is to file as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders of the reorganization, as required by Item 16(12) of Form N-14. Parts A and B to this Registration Statement are incorporated by reference to the Proxy Statement/Prospectus and Statement of Additional Information filed on EDGAR on June 29, 2007 (SEC File No. 333-144248; Accession No. 0000930413-07-005711).

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                               HSBC INVESTOR FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Reference is hereby made to Article IV of the Registrant's Declaration of Trust. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such a director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1) (a) Amended and Restated Declaration of Trust, with establishments and designations of series and further amendments. (1)

      (b) Establishment and designation of series for HSBC Investor Overseas Equity Fund and HSBC Investor Opportunity Fund. (2)

      (c) Establishment and designation of series for HSBC Investor Money Market Fund. (3)

      (d) Establishment and designation of series for HSBC Investor Mid-Cap Fund. (3)

      (e) Establishment and designation of series for HSBC Investor Intermediate Duration Fund (f/k/a HSBC Limited Maturity Fund), and HSBC Investor California Tax-Free Money Market Fund. (4)

      (f) Establishment and designation of series for HSBC Investor U.S. Treasury Money Market Fund and HSBC Investor Growth and Income Fund. (4)

      (g) Establishment and designation of series for HSBC Investor Growth Fund, HSBC Investor Value Fund and HSBC Investor Cash Management Fund. (5)

      (h) Establishment and designation of series for HSBC Investor Tax-Free Money Market Fund. (6)

      (i) Establishment and designation of series for HSBC Investor Aggressive Growth Strategy Fund, HSBC Investor Moderate Growth Strategy Fund, HSBC Investor Growth Strategy Fund, HSBC Investor Conservative Growth Strategy Fund and HSBC Investor Conservative Income Strategy Fund. (7)

      (j) Establishment and designation of series for HSBC Investor High Yield Fixed Income Fund (f/k/a HSBC Investor High Income Fund). (8)

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      (k) Amendment to Amended and Restated  Declaration of Trust,  renaming the
      HSBC Investor High Income Fund as the HSBC Investor High Yield Fixed Income Fund. (9)

      (l) Establishment and designation of series for HSBC Investor Short Duration Fixed Income Fund and HSBC Investor Core Fixed Income Fund and renaming the HSBC Investor Limited Maturity Fund and HSBC Investor Bond Fund as the HSBC Investor Intermediate Duration Fixed Income Fund and HSBC Investor Core Plus Fixed Income Fund, respectively. (10)

      (m) Establishment and designation of series for HSBC Investor Global Emerging Markets Fixed Income Fund, HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged) and HSBC Investor Global Fixed Income Fund. (11)

      (n) Establishment and Designation of an Additional Series of Shares of Beneficial Interest, for HSBC Investor BRIC Equity Fund, HSBC Investor China Equity Fund and HSBC Investor India Equity Fund. (19)

(2)   By-Laws (1)

(3)   Not Applicable

(4)   Form of Plan of Reorganization (20)

(5)   Not Applicable

(6) (a) Amended and Restated Master Investment Advisory Contract between HSBC Investor Portfolios and HSBC Investment (USA) dated December 10, 2001 (12)

      (b) Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds and HSBC Investment (USA) dated March 1, 2001 (12)

      (c) Investment Advisory Contract Supplement regarding HSBC Investor Aggressive Growth Strategy Fund, HSBC Investor Moderate Growth Strategy Fund, HSBC Investor Growth Strategy Fund, HSBC Investor Conservative Growth Strategy Fund and HSBC Investor Conservative Income Strategy Fund.
      (13)

      (d) The Trust's Sub Advisory Agreement with Waddell & Reed Investment Management Company. (14)

      (e) The Trust's Sub Advisory Agreement with AllianceBernstein L.P. (15)

      (f) The Trust's Sub Advisory Agreement with Westfield Capital Management Company, LLC (16)

      (g) The Trust's Sub Advisory Agreement with NWQ Investment Management Company (10)

(7) The Trust's Underwriting Agreement with BISYS Fund Services Limited Partnership dated December 12, 2005. (10)

(8)   Not Applicable

(9) (a) Custodian Agreement between HSBC Investor Funds and HSBC Bank USA, N.A. (formerly Republic National Bank of New York). (17)

      (b) Custodian Agreement between HSBC Investor Portfolios and The Northern Trust Company on behalf of the HSBC Investor Portfolio Funds. (18)

      (c) Custodian Agreement between HSBC Investor Funds and The Northern Trust Company on behalf of the various series of HSBC Investor Funds. (18)

(10) (a) Master Distribution Plan relating to Class A Shares dated December 12, 2005. (10)

      (b) Master Distribution Plan relating to Class B Shares dated December 12, 2005. (10)

      (c) Master Distribution Plan relating to Class C Shares dated December 12, 2005. (10)

      (d) Amended and Restated Multiple Class Plan. (10)

(11) Opinion and consent of Dechert LLP regarding legality of issuance of shares and other matters. (20)

(12)  Opinion of Dechert LLP regarding tax matters. (filed herewith)

(13)  Not applicable

(14)  Consent of Independent Registered Public Accounting Firm. (20)

(15)  Not applicable

(16)  Power of Attorney dated June 12, 2007. (20)

(17)  Form of Proxy Card. (20)

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(1) Incorporated herein by reference from post-effective amendment No. 35 to the registration statement on Form N-1A of the Registrant (File no. 33-7647) (the "Registration Statement") as filed with the Securities and Exchange Commission (the "SEC") on January 23, 1996.

(2) Incorporated herein by reference from post-effective amendment No. 39 to the Registration Statement as filed with the SEC on June 17, 1996.

(3) Incorporated herein by reference from post-effective amendment No. 69 to the Registration Statement as filed with the SEC on June 30, 2000.

(4) Incorporated herein by reference from post-effective amendment No. 74 to the Registration Statement as filed with the SEC on December 28, 2000.

(5) Incorporated herein by reference from post-effective amendment No. 82 to the Registration Statement as filed with the SEC on August 8, 2003.

(6) Incorporated herein by reference from post-effective amendment No. 85 to the Registration Statement as filed with the SEC on December 15, 2003.

(7) Incorporated herein by reference from post-effective amendment No. 94 to the Registration Statement as filed with the SEC on December 14, 2005.

(8) Incorporated herein by reference from post-effective amendment No. 92 to the Registration Statement as filed with the SEC on June 15, 2005.

(9) Incorporated herein by reference from post-effective amendment No. 95 to the Registration Statement as filed with the SEC on February 28, 2006.

(10) Incorporated herein by reference from post-effective amendment No. 94 to the Registration Statement as filed with the SEC on December 14, 2005.

(11) Incorporated herein by reference from post-effective amendment No. 96 to the Registration Statement filed with the SEC on May 30, 2006.

(12) Incorporated herein by post-effective amendment No. 77 to the Registration Statement as filed with the SEC on January 30, 2002 of HSBC Investor Portfolios.

(13) Incorporated herein by post-effective amendment No. 89 to the Registration Statement as filed with the SEC on November 17, 2004 of HSBC Investor Portfolios.

(14) Incorporated herein by post-effective amendment No. 90 to the Registration Statement as filed with the SEC on December 30, 2004 of HSBC Investor Portfolios.

(15) Incorporated herein by post-effective amendment No. 91 to the Registration Statement as filed with the SEC on February 25, 2005.

(16) Incorporated herein by post-effective amendment No. 81 to the Registration Statement as filed with the SEC on February 28, 2003.

(17) Incorporated herein by post-effective amendment No. 63 to the Registration Statement as filed with the SEC on March 2, 1999.

(18) Incorporated herein by post-effective amendment No. 104 to the Registration Statement filed with the SEC on February 28, 2007.

(19) Incorporated herein by post-effective amendment No. 105 to the Registration Statement filed with the SEC on April 13, 2007.

(20) Filed with the initial registration statement on Form N-14 on June 29, 2007 (File No. 333-144248)

ITEM 17. UNDERTAKINGS.

1. The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2. The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the 1933 Act and has caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on the 16th day of October, 2007.

                                                     HSBC INVESTOR FUNDS


                                                     /s/ Richard A. Fabietti
                                                     ---------------------------
                                                     Richard A. Fabietti
                                                     President

      As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        SIGNATURE                         TITLE                 Date


/s/ Richard A. Fabietti                   President             October 16, 2007
----------------------------
Richard A. Fabietti


/s/ Troy Sheets                           Treasurer             October 16, 2007
----------------------------
Troy Sheets


/s/ * Richard A. Brealey                  Trustee               October 16, 2007
----------------------------
Richard A. Brealey


/s/ * Alan S. Parsow                      Trustee               October 16, 2007
----------------------------
Alan S. Parsow


/s/ * Thomas F. Robards                   Trustee               October 16, 2007
----------------------------
Thomas F. Robards


/s/ * Larry M. Robbins                    Trustee               October 16, 2007
----------------------------
Larry M. Robbins


/s/ * Michael Seely                       Trustee               October 16, 2007
----------------------------
Michael Seely


/s/ * Stephen J. Baker                    Trustee               October 16, 2007
----------------------------
Stephen J. Baker


*By: /s/ David J. Harris
     -----------------------
     as Attorney-in-Fact

* Pursuant to Powers of Attorney filed on June 29, 2007 as part of the initial registration statement on Form N-14 (File No. 333-144248).

                                INDEX OF EXHIBITS

(12)  Opinion of Dechert LLP regarding tax matters.